Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2009 Stock Options	Dec. 31, 2010 Convertible Debt Securities
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares excluded from calculations of diluted EPS					1,254,933	290,914	680,432	224,647
Gain on change in fair value	$ 31,546,000	198,547,000	(9,040,000)	0
foreign exchange gain on convertible notes		57,337,000
Interest expenses		23,606,000